Related party transactions - Key management personnel (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Transactions
Capital	€ 304,336,000	€ 307,879,000
Balances
Accounts Payables	€ 155,999,000	€ 153,781,000